Note P - Equity (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Warrants Valuation Assumptions [Table Text Block]
	Years ended December 31,
	2022	2021
Weighted average risk-free interest rate	3.70%	-%
Weighted average exercise price	$3.00	$-
Weighted average exercise period	5	-
Weighted average Volatility of stock price	108.60%	-%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Total Warrants	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding, as of December 31, 2020	4,689,387	$6.04	4.48	—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Outstanding, as of December 31, 2021	4,689,387	6.04	3.48	—
Granted	200,000	3.00
Exercised	—	—
Forfeited	—	—
Expired	(17,362)	28.80
Outstanding, as of December 31, 2022	4,872,025	$5.83	2.59	—